Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory, current [Table Text Block]
Inventories consisted of the following components at December 31:

Millions of dollars	2022	2021
Finished goods	$3,027	$3,329
Work-in-process	227	178
Raw materials and supplies	1,550	1,394
Total inventories	$4,804	$4,901